Financial assets at fair value through the income statement (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial assets designated at fair value

	Barclays Bank Group
	2023	2022
	£m	£m
Loans and advances	1,367	1,679
Debt securities	130	205
Other financial assets	—	1
Financial assets designated at fair value	1,497	1,885

Loans and advances	45,174	36,511
Debt securities	2,415	3,012
Equity securities	5,938	4,934
Reverse repurchase agreements and other similar secured lending	149,131	164,698
Other financial assets	81	88
Financial assets mandatorily at fair value	202,739	209,243
Total	204,236	211,128

	Barclays Bank Group
	2023		2022
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	67,486	81,651	57,325	72,728
Deposits	43,602	44,912	41,037	42,455
Repurchase agreements and other similar secured borrowing	186,906	187,786	173,172	173,938
Subordinated debt	579	942	521	1,029
Financial liabilities designated at fair value	298,573	315,291	272,055	290,150

Disclosure of credit risk of loans and advances designated at fair value and related credit derivatives	The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities as they have minimal exposure to credit risk due to limited gross exposure.

	Barclays Bank Group

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	1,367	1,679	3	—	1	(3)
Value mitigated by related credit derivatives	613	855	(5)	(1)	(5)	(1)